PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Voya VACS Series EMHCD Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS : 61.0%
Angola : 1.6%
550,000
(1)
Angolan Government
International Bond,
8.000
%,
11/26/2029 $ 500,225
0.4
1,500,000  Angolan Government
International Bond,
8.750
%,
04/14/2032 1,329,375
1.2
1,829,600
1.6
Argentina : 2.4%
1,041,724
(2)
Argentine Republic
Government
International Bond,
0.750
% (Step
Rate @ 1.750%
on 07/09/2027),
07/09/2030 827,623
0.7
201,700  Argentine Republic
Government
International Bond,
1.000
%,
07/09/2029 168,621
0.1
2,156,220
(2)
Argentine Republic
Government
International Bond,
4.125
% (Step
Rate @ 4.750%
on 07/09/2027),
07/09/2035 1,450,867
1.3
451,019
(3)
Argentine Republic
Government
International Bond,
5.000
%,
01/09/2038 321,295
0.3
2,768,406
2.4
Bahrain : 2.0%
1,700,000  Bahrain Government
International Bond,
7.375
%,
05/14/2030 1,769,700
1.5
600,000
(1)
Bahrain Government
International Bond,
7.500
%,
02/12/2036 616,350
0.5
2,386,050
2.0
Benin : 0.2%
200,000  Benin Government
International Bond,
8.375
%,
01/23/2041 192,520
0.2
Brazil : 3.3%
400,000  Brazilian Government
International Bond,
5.625
%,
02/21/2047 324,800
0.3
500,000  Brazilian Government
International Bond,
6.000
%,
10/20/2033 497,125
0.4
200,000  Brazilian Government
International Bond,
6.125
%,
03/15/2034 199,000
0.2
945,000  Brazilian Government
International Bond,
6.250
%,
03/18/2031 980,437
0.8
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Brazil: (continued)
1,025,000  Brazilian Government
International Bond,
6.625
%,
03/15/2035 $ 1,036,275
0.9
900,000  Brazilian Government
International Bond,
7.125
%,
05/13/2054 862,200
0.7
3,899,837
3.3
Colombia : 3.3%
500,000  Colombia Government
International Bond,
3.250
%,
04/22/2032 397,500
0.4
800,000  Colombia Government
International Bond,
4.125
%,
05/15/2051 458,968
0.4
550,000  Colombia Government
International Bond,
5.000
%,
06/15/2045 372,350
0.3
500,000  Colombia Government
International Bond,
6.125
%,
01/18/2041 408,500
0.4
500,000  Colombia Government
International Bond,
7.750
%,
11/07/2036 491,000
0.4
464,000  Colombia Government
International Bond,
8.000
%,
04/20/2033 481,284
0.4
455,000  Colombia Government
International Bond,
8.000
%,
11/14/2035 459,095
0.4
775,000  Colombia Government
International Bond,
8.375
%,
11/07/2054 739,350
0.6
3,808,047
3.3
Costa Rica : 0.9%
575,000  Costa Rica
Government
International Bond,
6.125
%,
02/19/2031 593,400
0.5
450,000
(1)
Costa Rica
Government
International Bond,
7.300
%,
11/13/2054 467,629
0.4
1,061,029
0.9
Dominican Republic : 2.9%
200,000
(1)
Dominican Republic
International Bond,
4.875
%,
09/23/2032 185,300
0.1
500,000
(1)
Dominican Republic
International Bond,
5.300
%,
01/21/2041 431,437
0.4
1,050,000  Dominican Republic
International Bond,
5.875
%,
01/30/2060 886,200
0.8
550,000  Dominican Republic
International Bond,
6.000
%,
07/19/2028 560,519
0.5

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Dominican Republic: (continued)
350,000
(1)
Dominican Republic
International Bond,
6.000
%,
02/22/2033 $ 347,200
0.3
825,000
(1)
Dominican Republic
International Bond,
6.950
%,
03/15/2037 843,150
0.7
150,000
(1)
Dominican Republic
International Bond,
7.050
%,
02/03/2031 157,605
0.1
3,411,411
2.9
Ecuador : 1.3%
442,550
(1)(2)
Ecuador Government
International Bond,
5.000
% (Step
Rate @ 5.500%
on 07/31/2026),
07/31/2040 279,691
0.2
882,267
(1)(2)
Ecuador Government
International Bond,
5.500
% (Step
Rate @ 6.900%
on 07/31/2025),
07/31/2035 644,496
0.6
369,817
(1)(3)
Ecuador Government
International Bond,
6.900
%,
07/31/2030 321,741
0.3
300,000
(3)
Ecuador Government
International Bond,
6.900
%,
07/31/2030 261,000
0.2
1,506,928
1.3
Egypt : 2.4%
800,000  Egypt Government
International Bond,
5.800
%,
09/30/2027 785,504
0.7
500,000
(1)
Egypt Government
International Bond,
7.500
%,
02/16/2061 365,625
0.3
575,000
(1)
Egypt Government
International Bond,
8.625
%,
02/04/2030 582,906
0.5
875,000
(1)
Egypt Government
International Bond,
8.700
%,
03/01/2049 718,594
0.6
350,000
(1)
Egypt Government
International Bond,
8.875
%,
05/29/2050 292,476
0.3
2,745,105
2.4
Ghana : 0.8%
129,721
(4)
Ghana Government
International Bond,
4.050
%,
01/03/2030 108,447
0.1
418,700
(2)
Ghana Government
International Bond,
5.000
% (Step
Rate @ 6.000%
on 07/03/2028),
07/03/2029 392,531
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Ghana: (continued)
592,800
(2)
Ghana Government
International Bond,
5.000
% (Step
Rate @ 6.000%
on 07/03/2028),
07/03/2035 $ 461,406
0.4
962,384
0.8
Guatemala : 1.5%
435,000
(1)
Guatemala
Government Bond,
5.250
%,
08/10/2029 432,825
0.4
600,000
(1)
Guatemala
Government Bond,
6.050
%,
08/06/2031 611,100
0.5
250,000
(1)
Guatemala
Government Bond,
6.550
%,
02/06/2037 252,500
0.2
500,000
(1)
Guatemala
Government Bond,
6.600
%,
06/13/2036 510,000
0.4
1,806,425
1.5
Honduras : 0.4%
250,000  Honduras Government
International Bond,
5.625
%,
06/24/2030 238,400
0.2
200,000  Honduras Government
International Bond,
6.250
%,
01/19/2027 199,904
0.2
438,304
0.4
Hungary : 2.6%
500,000
(1)
Hungary Government
International Bond,
3.125
%,
09/21/2051 297,000
0.2
450,000
(1)
Hungary Government
International Bond,
5.500
%,
06/16/2034 442,125
0.4
500,000  Hungary Government
International Bond,
5.500
%,
03/26/2036 482,260
0.4
525,000  Hungary Government
International Bond,
6.750
%,
09/23/2055 531,169
0.5
500,000  Hungary Government
International Bond
30Y,
7.625
%,
03/29/2041 563,680
0.5
650,000
(1)
Magyar Export-Import
Bank Zrt,
6.125
%,
12/04/2027 664,628
0.6
2,980,862
2.6
India : 0.2%
300,000  Export-Import Bank
of India,
2.250
%,
01/13/2031 264,350
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Indonesia : 1.7%
350,000  Indonesia Government
International Bond,
5.250
%,
01/17/2042 $ 345,450
0.3
320,000  Indonesia Government
International Bond,
5.450
%,
09/20/2052 310,240
0.3
1,050,000  Indonesia Government
International Bond,
8.500
%,
10/12/2035 1,334,156
1.1
1,989,846
1.7
Ivory Coast : 0.7%
300,000
(1)
Ivory Coast
Government
International Bond,
7.625
%,
01/30/2033 296,850
0.3
375,000
(1)
Ivory Coast
Government
International Bond,
8.250
%,
01/30/2037 361,174
0.3
170,269
(3)
Ivory Coast
Government
International Bond
REGs,
5.750
%,
12/31/2032 162,256
0.1
820,280
0.7
Jamaica : 0.9%
400,000  Jamaica Government
International Bond,
7.875
%,
07/28/2045 469,200
0.4
500,000  Jamaica Government
International Bond,
8.000
%,
03/15/2039 591,000
0.5
1,060,200
0.9
Jordan : 0.8%
1,000,000
(1)
Jordan Government
International Bond,
5.850
%,
07/07/2030 961,250
0.8
Kenya : 0.9%
250,000
(5)
Republic of Kenya
Government
International Bond,
6.300
%,
01/23/2034 202,422
0.1
500,000  Republic of Kenya
Government
International Bond,
7.250
%,
02/28/2028 489,375
0.4
225,000  Republic of Kenya
Government
International Bond,
8.000
%,
05/22/2032 209,521
0.2
250,000
(5)
Republic of Kenya
Government
International Bond,
8.250
%,
02/28/2048 202,458
0.2
1,103,776
0.9
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Lebanon : 0.7%
2,000,000
(6)
Lebanon Government
International Bond,
6.100
%,
10/04/2022 $ 383,000
0.4
2,000,000
(6)
Lebanon Government
International Bond
10Y,
6.850
%,
03/23/2027 383,000
0.3
766,000
0.7
Mexico : 4.0%
740,000  Mexico Government
International Bond,
3.250
%,
04/16/2030 684,130
0.6
950,000  Mexico Government
International Bond,
4.875
%,
05/19/2033 899,964
0.8
586,000  Mexico Government
International Bond,
5.850
%,
07/02/2032 594,057
0.5
1,179,000  Mexico Government
International Bond,
6.338
%,
05/04/2053 1,087,038
0.9
477,000  Mexico Government
International Bond,
6.625
%,
01/29/2038 483,320
0.4
600,000  Mexico Government
International Bond,
6.875
%,
05/13/2037 627,000
0.6
227,000  Mexico Government
International Bond,
7.375
%,
05/13/2055 235,626
0.2
4,611,135
4.0
Morocco : 0.3%
500,000
(1)
Morocco Government
International Bond,
4.000
%,
12/15/2050 341,250
0.3
Nigeria : 1.9%
500,000  Nigeria Government
International Bond,
6.500
%,
11/28/2027 496,250
0.4
550,000
(1)
Nigeria Government
International Bond,
7.375
%,
09/28/2033 492,938
0.4
500,000
(5)
Nigeria Government
International Bond,
7.696
%,
02/23/2038 432,750
0.4
775,000  Nigeria Government
International Bond,
7.875
%,
02/16/2032 735,281
0.7
2,157,219
1.9
Oman : 0.8%
600,000  Oman Government
International Bond,
6.000
%,
08/01/2029 629,400
0.5

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Oman: (continued)
350,000
(1)
Oman Government
International Bond,
6.500
%,
03/08/2047 $ 355,184
0.3
984,584
0.8
Panama : 2.1%
300,000  Panama Government
International Bond,
4.500
%,
04/16/2050 203,043
0.2
575,000  Panama Government
International Bond,
4.500
%,
04/01/2056 375,098
0.3
550,000  Panama Government
International Bond,
4.500
%,
01/19/2063 354,750
0.3
500,000  Panama Government
International Bond,
6.400
%,
02/14/2035 487,375
0.4
550,000  Panama Government
International Bond,
6.700
%,
01/26/2036 548,075
0.5
410,000  Panama Government
International Bond,
7.500
%,
03/01/2031 437,470
0.4
2,405,811
2.1
Paraguay : 1.4%
43,000  Paraguay Government
International Bond,
5.000
%,
04/15/2026 43,108
0.0
650,000  Paraguay Government
International Bond,
5.600
%,
03/13/2048 579,800
0.5
550,000
(1)
Paraguay Government
International Bond,
5.850
%,
08/21/2033 565,747
0.5
425,000
(1)
Paraguay Government
International Bond,
6.000
%,
02/09/2036 434,137
0.4
1,622,792
1.4
Peru : 0.2%
250,000  Peruvian Government
International Bond,
5.625
%,
11/18/2050 238,720
0.2
Philippines : 0.9%
550,000  Philippine Government
International Bond,
5.500
%,
01/17/2048 537,350
0.5
500,000  Philippine Government
International Bond,
5.950
%,
10/13/2047 516,188
0.4
1,053,538
0.9
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Poland : 1.2%
590,000  Republic of Poland
Government
International Bond
10Y,
5.375
%,
02/12/2035 $ 602,243
0.5
800,000  Republic of Poland
Government
International Bond
30Y,
5.500
%,
03/18/2054 742,200
0.7
1,344,443
1.2
Qatar : 0.6%
550,000
(1)
Qatar Government
International Bond,
4.400
%,
04/16/2050 466,469
0.4
250,000
(1)
Qatar Government
International Bond,
4.817
%,
03/14/2049 224,687
0.2
691,156
0.6
Romania : 3.1%
1,250,000
(1)
Romanian
Government
International Bond,
3.000
%,
02/14/2031 1,071,250
0.9
500,000
(1)
Romanian
Government
International Bond,
3.625
%,
03/27/2032 429,845
0.4
200,000  Romanian
Government
International Bond,
4.000
%,
02/14/2051 126,094
0.1
300,000  Romanian
Government
International Bond,
5.125
%,
06/15/2048 230,895
0.2
684,000
(1)
Romanian
Government
International Bond,
5.750
%,
03/24/2035 634,841
0.5
918,000
(1)
Romanian
Government
International Bond,
6.375
%,
01/30/2034 901,017
0.8
200,000  Romanian
Government
International Bond,
7.625
%,
01/17/2053 203,438
0.2
3,597,380
3.1
Saudi Arabia : 3.2%
1,700,000  Saudi Government
International Bond,
3.450
%,
02/02/2061 1,052,946
0.9
600,000  Saudi Government
International Bond,
3.750
%,
01/21/2055 409,500
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Saudi Arabia: (continued)
850,000
(1)
Saudi Government
International Bond,
5.500
%,
10/25/2032 $ 886,393
0.8
825,000
(5)
Saudi Government
International Bond,
5.625
%,
01/13/2035 860,582
0.7
500,000  Saudi Government
International Bond,
5.750
%,
01/16/2054 477,325
0.4
3,686,746
3.2
Senegal : 0.3%
500,000  Senegal Government
International Bond,
6.250
%,
05/23/2033 327,750
0.3
Serbia : 0.4%
250,000  Serbia International
Bond,
2.125
%,
12/01/2030 211,500
0.2
275,000
(1)
Serbia International
Bond,
6.500
%,
09/26/2033 289,817
0.2
501,317
0.4
South Africa : 1.8%
250,000
(1)
Republic of South
Africa Government
International Bond,
7.100
%,
11/19/2036 248,000
0.2
450,000
(1)
Republic of South
Africa Government
International Bond,
7.950
%,
11/19/2054 430,200
0.4
300,000  Republic of South
Africa Government
International Bond
12Y,
4.300
%,
10/12/2028 289,521
0.2
500,000  Republic of South
Africa Government
International Bond
30Y,
5.750
%,
09/30/2049 376,750
0.3
600,000  Republic of South
Africa Government
International Bond
30Y,
6.300
%,
06/22/2048 487,500
0.4
350,000  Republic of South
Africa Government
International Bond
30Y,
7.300
%,
04/20/2052 316,400
0.3
2,148,371
1.8
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Sri Lanka : 1.1%
202,000
(1)(2)
Sri Lanka Government
International Bond,
3.100
% (Step
Rate @ 3.350%
on 07/15/2027),
01/15/2030 $ 180,513
0.1
396,220
(1)(2)
Sri Lanka Government
International Bond,
3.350
% (Step
Rate @ 3.600%
on 09/15/2027),
03/15/2033 321,434
0.3
371,514
(1)(2)
Sri Lanka Government
International Bond,
3.600
% (Step
Rate @ 3.850%
on 08/15/2027),
02/15/2038 304,107
0.3
185,679
(1)(2)
Sri Lanka Government
International Bond,
3.600
% (Step
Rate @ 3.850%
on 11/15/2027),
05/15/2036 151,561
0.1
267,540
(1)(2)
Sri Lanka Government
International Bond,
3.600
% (Step
Rate @ 5.100%
on 12/15/2027),
06/15/2035 183,549
0.2
185,274
(1)
Sri Lanka Government
International Bond,
4.000
%,
04/15/2028 174,065
0.1
1,315,229
1.1
Trinidad and Tobago : 0.3%
400,000
(1)
Trinidad & Tobago
Government
International Bond,
6.400
%,
06/26/2034 394,300
0.3
Turkey : 3.5%
300,000  Turkey Government
International Bond
10Y,
5.125
%,
02/17/2028 295,530
0.2
800,000  Turkey Government
International Bond
10Y,
7.625
%,
04/26/2029 837,600
0.7
595,000  Turkey Government
International Bond
12Y,
6.500
%,
09/20/2033 571,200
0.5
550,000  Turkey Government
International Bond
30Y,
6.000
%,
01/14/2041 454,988
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Turkey: (continued)
600,000  Turkey Government
International Bond 5Y,
9.875
%,
01/15/2028 $ 656,886
0.6
1,000,000  Turkiye Government
International Bond,
7.250
%,
05/29/2032 1,006,250
0.9
200,000
(1)
Turkiye Ihracat Kredi
Bankasi AS,
9.000
%,
01/28/2027 209,376
0.2
4,031,830
3.5
Ukraine : 1.4%
110,474
(1)(2)
Ukraine Government
International Bond,
0.010
% (Step
Rate @ 3.000%
on 02/01/2027),
02/01/2030 53,385
0.1
412,832
(1)(2)
Ukraine Government
International Bond,
0.010
% (Step
Rate @ 3.000%
on 02/01/2027),
02/01/2034 160,179
0.1
348,869
(1)(2)
Ukraine Government
International Bond,
0.010
% (Step
Rate @ 3.000%
on 02/01/2027),
02/01/2035 165,713
0.1
290,724
(1)(2)
Ukraine Government
International Bond,
0.010
% (Step
Rate @ 3.000%
on 02/01/2027),
02/01/2036 137,367
0.1
299,400
(1)(2)
Ukraine Government
International Bond,
1.750
% (Step
Rate @ 4.500%
on 08/01/2025),
02/01/2029 185,628
0.2
618,033
(1)(2)
Ukraine Government
International Bond,
1.750
% (Step
Rate @ 4.500%
on 08/01/2025),
02/01/2034 321,377
0.3
569,548
(1)(2)
Ukraine Government
International Bond,
1.750
% (Step
Rate @ 4.500%
on 08/01/2025),
02/01/2035 292,178
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Ukraine: (continued)
535,466
(1)(2)
Ukraine Government
International Bond,
1.750
% (Step
Rate @ 4.500%
on 08/01/2025),
02/01/2036 $ 267,733
0.2
1,583,560
1.4
United Arab Emirates : 0.2%
250,000
(1)
Finance Department
Government of
Sharjah,
6.500
%,
11/23/2032 261,172
0.2
Uruguay : 0.1%
123,334  Uruguay Government
International Bond,
4.375
%,
10/27/2027 123,765
0.1
51,825  Uruguay Government
International Bond,
4.375
%,
01/23/2031 51,903
0.0
175,668
0.1
Venezuela : 0.4%
175,000  Venezuela
Government
International Bond,
7.000
%,
03/31/2038 31,675
0.0
550,000
(6)
Venezuela
Government
International Bond,
9.250
%,
09/15/2027 112,750
0.1
275,000  Venezuela
Government
International Bond,
9.250
%,
05/07/2028 49,912
0.1
200,000  Venezuela
Government
International Bond,
9.375
%,
01/13/2034 45,500
0.0
425,000  Venezuela
Government
International Bond,
11.750
%,
10/21/2026 87,125
0.1
575,000  Venezuela
Government
International Bond,
11.950
%,
08/05/2031 111,263
0.1
438,225
0.4
Zambia : 0.3%
189,337
(1)
Zambia Government
International Bond,
0.500
%,
12/31/2053 128,986
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Zambia: (continued)
202,443
(1)(2)
Zambia Government
International Bond,
5.750
% (Step
Rate @ 7.500%
on 06/30/2031),
06/30/2033 $ 186,247
0.2
315,233
0.3
Total Sovereign Bonds
(Cost $67,316,850)
70,990,039
61.0
CORPORATE BONDS/NOTES : 30.6%
Brazil : 2.1%
500,000
(1)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 541,875
0.5
600,000
(1)
Nexa Resources SA,
6.600%,
04/08/2037 604,428
0.5
750,000
(1)
Raizen Fuels
Finance SA, 6.250%,
07/08/2032 744,375
0.7
500,000
(1)
Raizen Fuels
Finance SA, 6.700%,
02/25/2037 491,250
0.4
2,381,928
2.1
Chile : 5.3%
416,000
(1)(3)(5)
Banco del Estado
de Chile, 7.950%,
12/31/2199 435,889
0.4
708,691
(1)
Chile Electricity Lux
Mpc II Sarl, 5.580%,
10/20/2035 712,412
0.6
500,000
(1)
Corp Nacional del
Cobre de Chile,
4.500%,
08/01/2047 390,000
0.3
250,000  Corp Nacional del
Cobre de Chile,
5.125%,
02/02/2033 243,188
0.2
725,000
(1)
Corp Nacional del
Cobre de Chile,
5.950%,
01/08/2034 740,950
0.6
425,000
(1)
Corp Nacional del
Cobre de Chile,
6.300%,
09/08/2053 417,329
0.4
550,000
(1)
Corp Nacional del
Cobre de Chile,
6.330%,
01/13/2035 570,262
0.5
506,000
(1)
Corp Nacional del
Cobre de Chile,
6.780%,
01/13/2055 520,041
0.5
400,000
(1)
Empresa de Pasajeros
Metro S.A., 3.693%,
09/13/2061 259,128
0.2
300,000
(1)
Empresa Nacional
del Petroleo, 4.500%,
09/14/2047 229,612
0.2
900,000
(1)
Empresa Nacional
del Petroleo, 5.950%,
07/30/2034 911,812
0.8
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Chile: (continued)
725,000
(1)
Engie Energia
Chile SA, 6.375%,
04/17/2034 $ 750,194
0.6
6,180,817
5.3
Dominican Republic : 0.4%
400,000
(1)
Aeropuertos
Dominicanos Siglo
XXI SA, 7.000%,
06/30/2034 416,372
0.4
India : 0.2%
200,000
(1)
IRB Infrastructure
Developers Ltd.,
7.110%,
03/11/2032 201,000
0.2
Indonesia : 2.8%
500,000
(1)
Hutama Karya
Persero PT, 3.750%,
05/11/2030 478,300
0.4
300,000
(1)
Pertamina Persero PT,
3.100%,
01/21/2030 279,750
0.2
550,000  Pertamina Persero PT,
5.625%,
05/20/2043 520,729
0.5
550,000  Perusahaan
Perseroan Persero
PT Perusahaan Listrik
Negara, 3.000%,
06/30/2030 507,925
0.4
475,000
(1)
Perusahaan
Perseroan Persero
PT Perusahaan Listrik
Negara, 4.125%,
05/15/2027 469,953
0.4
550,000  Perusahaan
Perseroan Persero
PT Perusahaan Listrik
Negara, 4.125%,
05/15/2027 544,156
0.5
500,000
(1)
Perusahaan
Perseroan Persero
PT Perusahaan Listrik
Negara, 6.250%,
01/25/2049 493,670
0.4
3,294,483
2.8
Kazakhstan : 0.4%
450,000
(1)
Kaspi.KZ JSC,
6.250%,
03/26/2030 453,796
0.4
Malaysia : 1.0%
300,000  Petronas Capital Ltd.,
2.480%,
01/28/2032 262,005
0.2
1,050,000
(1)
Petronas Capital Ltd.,
4.800%,
04/21/2060 909,857
0.8
1,171,862
1.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Mexico : 6.7%
550,000
(1)
Banco Nacional de
Comercio Exterior
SNC/Cayman Islands,
4.375%,
10/14/2025 $ 549,656
0.5
825,000
(1)
Banco Nacional de
Comercio Exterior
SNC/Cayman Islands,
5.875%,
05/07/2030 836,880
0.7
875,000
(1)(3)
Cemex SAB de CV,
7.200%,
12/31/2199 886,812
0.8
500,000
(1)
Comision Federal de
Electricidad, 5.700%,
01/24/2030 500,000
0.4
700,000
(1)
Comision Federal de
Electricidad, 6.450%,
01/24/2035 690,620
0.6
300,000  Petroleos Mexicanos,
5.500%,
06/27/2044 201,825
0.2
1,825,000  Petroleos Mexicanos,
6.500%,
03/13/2027 1,816,788
1.6
425,000  Petroleos Mexicanos,
6.500%,
01/23/2029 417,091
0.3
960,000  Petroleos Mexicanos,
6.700%,
02/16/2032 893,664
0.8
425,000  Petroleos Mexicanos,
6.750%,
09/21/2047 308,933
0.3
500,000  Petroleos Mexicanos,
6.950%,
01/28/2060 360,700
0.3
270,000
(1)
Trust Fibra Uno,
7.700%,
01/23/2032 282,234
0.2
7,745,203
6.7
Morocco : 0.8%
650,000
(1)
OCP SA, 6.700%,
03/01/2036 654,769
0.5
300,000
(1)
OCP SA, 6.750%,
05/02/2034 311,112
0.3
965,881
0.8
Oman : 1.0%
1,100,000
(1)
OQ SAOC, 5.125%,
05/06/2028 1,101,859
1.0
Peru : 2.9%
790,000
(1)(3)
Banco de Credito del
Peru S.A., 6.450%,
07/30/2035 807,301
0.7
400,000
(1)
Corp Financiera
de Desarrollo SA,
2.400%,
09/28/2027 379,100
0.3
875,000
(1)
Hunt Oil Co. of
Peru LLC Sucursal
Del Peru, 7.750%,
11/05/2038 919,625
0.8
250,000  Petroleos del Peru SA,
4.750%,
06/19/2032 194,296
0.2
800,000
(1)
Petroleos del Peru SA,
5.625%,
06/19/2047 506,400
0.4
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Peru: (continued)
575,000
(1)(3)
Scotiabank Peru SAA,
6.100%,
10/01/2035 $ 583,395
0.5
3,390,117
2.9
Poland : 2.0%
675,000
(1)
Bank Gospodarstwa
Krajowego, 5.375%,
05/22/2033 680,225
0.6
925,000
(1)
Bank Gospodarstwa
Krajowego, 5.750%,
07/09/2034 952,546
0.8
650,000
(1)
Bank Gospodarstwa
Krajowego, 6.250%,
10/31/2028 684,450
0.6
2,317,221
2.0
Qatar : 0.6%
1,000,000
(1)
QatarEnergy, 3.300%,
07/12/2051 678,719
0.6
Saudi Arabia : 0.5%
550,000
(1)
Greensaif Pipelines
Bidco Sarl, 6.510%,
02/23/2042 569,938
0.5
South Africa : 1.3%
800,000
(1)
Eskom Holdings
SOC Ltd., 6.350%,
08/10/2028 812,000
0.7
725,000
(1)
Windfall Mining Group,
Inc. / Groupe Minier
Windfall, Inc., 5.854%,
05/13/2032 741,073
0.6
1,553,073
1.3
South Korea : 0.4%
475,000
(1)
POSCO Holdings,
Inc., 5.125%,
05/07/2030 481,747
0.4
Turkey : 0.5%
600,000
(1)
TC Ziraat Bankasi AS,
7.250%,
02/04/2030 600,750
0.5
United Arab Emirates : 1.4%
550,000  DP World Crescent
Ltd., 3.875%,
07/18/2029 530,063
0.4
725,000
(1)
MDGH GMTN
RSC Ltd., 4.375%,
11/22/2033 695,601
0.6
400,000
(1)
MDGH GMTN
RSC Ltd., 5.500%,
04/28/2033 416,548
0.4
1,642,212
1.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Venezuela : 0.3%
1,000,000
(6)
Petroleos de
Venezuela SA,
9.000%,
11/17/2021 $ 126,250
0.1
1,750,000
(6)
Petroleos de
Venezuela SA,
9.750%,
05/17/2035 250,600
0.2
376,850
0.3
Total Corporate
Bonds/Notes
(Cost $34,641,271)
35,523,828
30.6
U.S. TREASURY OBLIGATIONS : 0.4%
United States Treasury Notes : 0.4%
503,300
4.000
%,
06/30/2032 503,732
0.4
Total U.S. Treasury
Obligations
(Cost $503,026)
503,732
0.4
Total Long-Term
Investments
(Cost $102,461,147)
107,017,599
92.0
SHORT-TERM INVESTMENTS : 9.7%
Commercial Paper : 5.4%
1,000,000  AutoZone, Inc.,
4.580
%,
07/03/2025 999,624
0.9
1,000,000  Concord Minute,
4.410
%,
07/02/2025 999,759
0.9
1,100,000  Keurig Dr Pepper, Inc.,
4.670
%,
07/11/2025 1,098,453
0.9
1,100,000  Lockheed Martin
Corp.,
4.500
%,
07/01/2025 1,099,864
0.9
1,000,000  Mondelez
International,
4.650
%,
07/07/2025 999,109
0.9
1,000,000  The Cigna Group,
4.640
%,
07/02/2025 999,746
0.9
Total Commercial
Paper
(Cost $6,197,371)
6,196,555
5.4
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 1.3%
516,142
(7)
Bank of America
Securities Inc.,
Repurchase
Agreement dated
06/30/2025, 4.390%,
due 07/01/2025
(Repurchase
Amount $516,204,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.875%, Market
Value plus accrued
interest $526,465, due
04/30/26-06/30/30)
$ 516,142
0.4
1,000,000
(7)
Cantor Fitzgerald
Securities,
Repurchase
Agreement dated
06/30/2025, 4.390%,
due 07/01/2025
(Repurchase
Amount $1,000,120,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.500%, Market Value
plus accrued interest
$1,020,000, due
06/01/30-02/01/57)
1,000,000
0.9
Total Repurchase
Agreements
(Cost $1,516,142)
1,516,142
1.3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 3.0%
3,541,000
(8)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.230%
(Cost $3,541,000) $ 3,541,000 3.0
Total Short-Term
Investments
(Cost $11,254,513)
11,253,697
9.7
Total Investments in
Securities
(Cost $113,715,660) $ 118,271,296 101.7
Liabilities in Excess
of Other Assets (1,960,190) (1.7)
Net Assets $ 116,311,106 100.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30,
2025.
(3)
Variable rate security. Rate shown is the rate in effect as of June
30, 2025.
(4)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2025.
(5)
Security, or a portion of the security, is on loan.
(6)
Defaulted security.
(7)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)
Rate shown is the 7-day yield as of June 30, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Sovereign Bonds 61.0%
Energy 10.9
Financial 6.8
Basic Materials 4.9
Utilities 4.7
Consumer, Non-cyclical 1.8
Industrial 1.5
U.S. Treasury Obligations 0.4
Short-Term Investments 9.7
Liabilities in Excess of Other Assets (1.7)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2025
Asset Table
Investments, at fair value
Sovereign Bonds $ — $ 70,990,039 $ — $ 70,990,039
Corporate Bonds/Notes — 35,523,828 — 35,523,828
U.S. Treasury Obligations — 503,732 — 503,732
Short-Term Investments 3,541,000 7,712,697 — 11,253,697
Total Investments, at fair value $ 3,541,000 $ 114,730,296 $ — $ 118,271,296
Other Financial Instruments+
Futures 124,543 — — 124,543
Total Assets $ 3,665,543 $ 114,730,296 $ — $ 118,395,839
Liabilities Table
Other Financial Instruments+
Futures $ (104,119) $ — $ — $ (104,119)
Total Liabilities $ (104,119) $ — $ — $ (104,119)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2025, the following futures contracts were outstanding for Voya VACS Series EMHCD Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 49 09/30/25 $ 10,193,149 $ 29,790
U.S. Treasury Long Bond 7 09/19/25 808,281 23,665
U.S. Treasury Ultra Long Bond 16 09/19/25 1,906,000 71,088
$ 12,907,430 $ 124,543
Short Contracts:
U.S. Treasury 5-Year Note (20) 09/30/25 (2,180,000) (6,382)
U.S. Treasury Ultra 10-Year Note (39) 09/19/25 (4,456,360) (97,737)
$ (6,636,360) $ (104,119)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 6,014,132
Gross Unrealized Depreciation (1,458,496)
Net Unrealized Appreciation $ 4,555,636